Recent Developments and Liquidity (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 02, 2014 Subsequent Event [Member] Senior Secured Notes [Member]
Recent developments and liquidity (Textuals)
Working capital deficit	$ 13,154,096	$ 1,240,656
Expenses related from oil and gas properties	40,000,000	40,000,000
Senior note			45,000,000
Initial sale of senior note			16,000,000
Proceeds from issuance of warrants	$ 20,532,500